ACCRUED EXPENSES AND OTHER PAYABLES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
ACCRUED EXPENSES AND OTHER PAYABLES
Accrued interest expenses	¥ 43,776		¥ 32,902
Accrued debt issuance costs and other financing costs	28,082		618
Income tax payable	93,307		43,898
Other tax payables	28,259		30,663
Consideration payables for acquisitions	362,032		192,367
Deferred government grants	6,003		4,800
Accrued payroll and welfare benefits	97,486		77,134
Accrued professional fees	41,630		32,076
Accrued rental fees			13,085
Accrued data center outsourcing service fees	17,989		10,715
Amount due to related parties	11,988
Amount due to a financial institution	34,190
Other accrued operating expenses	38,020		28,818
Other payables	15,121		9,488
Total accrued expenses and other payables	¥ 817,883	¥ 463,479	¥ 476,564